Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.11%
Communication services: 3.63%
Entertainment: 3.63%
Liberty Live Holdings, Inc. Class C†	169,926	$14,131,046
TKO Group Holdings, Inc. Class A	85,857	17,944,113
		32,075,159
Consumer discretionary: 11.81%
Broadline retail: 1.17%
MercadoLibre, Inc.†	5,120	10,313,011
Hotels, restaurants & leisure: 5.86%
Dutch Bros, Inc. Class A†	234,966	14,384,619
Hyatt Hotels Corp. Class A	91,755	14,710,162
Viking Holdings Ltd.†	196,218	14,011,927
Wingstop, Inc.	36,435	8,689,383
		51,796,091
Household durables: 2.21%
SharkNinja, Inc.†	79,822	8,932,082
Taylor Morrison Home Corp. Class A†	179,891	10,590,183
		19,522,265
Specialty retail: 2.57%
Burlington Stores, Inc.†	43,596	12,592,705
Chewy, Inc. Class A†	305,965	10,112,143
		22,704,848
Financials: 6.10%
Capital markets: 1.97%
Miami International Holdings, Inc.†	259,049	11,496,595
Robinhood Markets, Inc. Class A†	52,456	5,932,773
		17,429,368
Financial services: 4.13%
Affirm Holdings, Inc.†	175,121	13,034,256
Equitable Holdings, Inc.	355,115	16,921,230
Toast, Inc. Class A†	183,195	6,505,254
		36,460,740
Health care: 24.38%
Biotechnology: 6.79%
Ascendis Pharma AS ADR†	53,073	11,317,287
Bridgebio Pharma, Inc.†	85,437	6,535,076
Insmed, Inc.†	80,610	14,029,364
Natera, Inc.†	50,054	11,466,871
Neurocrine Biosciences, Inc.†	65,499	9,289,723
Vericel Corp.†	203,165	7,315,972
		59,954,293
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies: 5.72%
Glaukos Corp.†	97,582	$11,017,983
iRhythm Technologies, Inc.†	113,272	20,098,984
Penumbra, Inc.†	62,553	19,448,353
		50,565,320
Health care providers & services: 8.23%
Encompass Health Corp.	108,604	11,527,229
Guardant Health, Inc.†	165,691	16,923,679
HealthEquity, Inc.†	157,771	14,453,401
RadNet, Inc.†	251,362	17,934,679
Tenet Healthcare Corp.†	59,742	11,871,930
		72,710,918
Life sciences tools & services: 1.34%
Repligen Corp.†	71,958	11,791,038
Pharmaceuticals: 2.30%
Corcept Therapeutics, Inc.†	88,561	3,081,923
Teva Pharmaceutical Industries Ltd. ADR†	553,126	17,263,062
		20,344,985
Industrials: 27.49%
Aerospace & defense: 7.21%
ATI, Inc.†	93,967	10,783,653
Carpenter Technology Corp.	61,743	19,439,166
Curtiss-Wright Corp.	31,224	17,212,855
Mercury Systems, Inc.†	222,048	16,211,724
		63,647,398
Building products: 2.32%
AAON, Inc.	112,253	8,559,291
Armstrong World Industries, Inc.	62,340	11,913,174
		20,472,465
Commercial services & supplies: 3.71%
Casella Waste Systems, Inc. Class A†	198,289	19,420,425
RB Global, Inc.	130,051	13,378,346
		32,798,771
Construction & engineering: 5.29%
Argan, Inc.	33,873	10,613,088
Construction Partners, Inc. Class A†	149,748	16,255,146
EMCOR Group, Inc.	32,468	19,863,598
		46,731,832
Electrical equipment: 2.06%
Bloom Energy Corp. Class A†	150,770	13,100,406
Power Solutions International, Inc.†	88,666	5,066,375
		18,166,781
See accompanying notes to portfolio of investments
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Ground transportation: 1.31%
Saia, Inc.†	35,347	$11,541,502
Machinery: 2.07%
RBC Bearings, Inc.†	40,763	18,279,352
Professional services: 1.23%
UL Solutions, Inc. Class A	137,914	10,875,898
Trading companies & distributors: 2.29%
Applied Industrial Technologies, Inc.	49,668	12,753,252
SiteOne Landscape Supply, Inc.†	60,226	7,501,751
		20,255,003
Information technology: 21.83%
Electronic equipment, instruments & components: 4.96%
Celestica, Inc.†	43,622	12,895,100
Novanta, Inc.†	94,984	11,302,146
Sanmina Corp.†	68,553	10,287,749
Teledyne Technologies, Inc.†	18,332	9,362,702
		43,847,697
IT services: 1.26%
MongoDB, Inc. Class A†	26,501	11,122,205
Semiconductors & semiconductor equipment: 5.71%
Astera Labs, Inc.†	102,718	17,088,167
Impinj, Inc.†	48,302	8,405,031
Monolithic Power Systems, Inc.	11,279	10,222,834
Rambus, Inc.†	160,587	14,756,339
		50,472,371
Software: 9.90%
Clearwater Analytics Holdings, Inc. Class A†	621,544	14,991,641
Guidewire Software, Inc.†	102,648	20,633,275
Procore Technologies, Inc.†	167,996	12,220,029
SailPoint, Inc.†	435,692	8,814,049
Samsara, Inc. Class A†	258,347	9,158,401
ServiceTitan, Inc. Class A†	104,232	11,100,708
Tyler Technologies, Inc.†	23,095	10,483,975
		87,402,078
Real estate: 1.81%
Real estate management & development: 1.81%
Jones Lang LaSalle, Inc.†	47,486	15,977,614
Utilities: 2.06%
Independent power and renewable electricity producers: 2.06%
Talen Energy Corp.†	48,437	18,156,125
Total common stocks (Cost $636,678,796)		875,415,128
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.97%
Investment companies: 0.97%
Allspring Government Money Market Fund Select Class♠∞		3.71%	8,592,208	$8,592,208
Total short-term investments (Cost $8,592,208)				8,592,208
Total investments in securities (Cost $645,271,004)	100.08%			884,007,336
Other assets and liabilities, net	(0.08)			(745,055)
Total net assets	100.00%			$883,262,281

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,220,964	$80,956,404	$(76,585,160)	$0	$0	$8,592,208	8,592,208	$92,675
See accompanying notes to portfolio of investments
4 | Allspring SMID Cap Growth Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$32,075,159	$0	$0	$32,075,159
Consumer discretionary	104,336,215	0	0	104,336,215
Financials	53,890,108	0	0	53,890,108
Health care	215,366,554	0	0	215,366,554
Industrials	242,769,002	0	0	242,769,002
Information technology	192,844,351	0	0	192,844,351
Real estate	15,977,614	0	0	15,977,614
Utilities	18,156,125	0	0	18,156,125
Short-term investments
Investment companies	8,592,208	0	0	8,592,208
Total assets	$884,007,336	$0	$0	$884,007,336
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Cap Growth Fund | 5